Debt - Short term loan and line of credit (FY) (Details) - USD ($)				3 Months Ended		12 Months Ended
	Oct. 29, 2020	Oct. 05, 2020	Jul. 16, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 19, 2019
Debt Instruments [Abstract]
Repayment of line of credit						$ 6,360,000	$ 10,800,000
Loss on extinguishment of debt				$ 394,000	$ 0	88,000	0
Debt issuance costs incurred (less than)				116,000	0	85,000	720,000
Repayments of line of credit				5,584,000	$ 0
Short term loan, net				628,000		7,826,000	16,061,000
Long term debt				31,089,000		32,611,000
Short-term debt
Debt Instruments [Abstract]
Maximum borrowing capacity								$ 20,500,000
Revolving Credit Agreement
Debt Instruments [Abstract]
Maximum borrowing capacity								$ 7,500,000
Line of credit, net
Debt Instruments [Abstract]
Loss on extinguishment of debt				$ (400,000)
Debt issuance costs and discounts						200,000	200,000
Long term debt						5,000,000
Shareholder Guaranties
Debt Instruments [Abstract]
Guaranty obligations						$ 20,000,000
Warrants issuance ratio						0.325
Short term loan
Debt Instruments [Abstract]
Repayments of line of credit	$ 1,000,000	$ 11,000,000
Short term loan, net						$ 7,826,000	16,061,000
Debt issuance costs and discounts						$ 200,000	4,400,000
Line of credit, net
Debt Instruments [Abstract]
Basis spread on variable interest rate				2.50%
Floor interest rate				2.50%		3.25%
Long term debt				$ 4,781,000		$ 5,023,000	$ 4,819,000
Facilities Agreement
Debt Instruments [Abstract]
Repayment of line of credit			$ 5,100,000
Facilities Agreement | Short term loan
Debt Instruments [Abstract]
Debt issuance costs and discounts				100,000		200,000
Long term debt				5,800,000		7,800,000
Facilities Agreement | Line of credit, net
Debt Instruments [Abstract]
Loss on extinguishment of debt			100,000
Debt issuance costs and discounts						200,000
Long term debt				$ 4,800,000		$ 5,000,000
ABL Facility | Line of credit, net
Debt Instruments [Abstract]
Maximum borrowing capacity			7,500,000
Debt issuance costs incurred (less than)			$ 100,000
Floor interest rate				3.25%		3.25%
LIBOR | Line of credit, net
Debt Instruments [Abstract]
Basis spread on variable interest rate						2.50%
LIBOR | ABL Facility | Line of credit, net
Debt Instruments [Abstract]
Basis spread on variable interest rate				2.50%		2.50%